Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets, excluding cash		$ 44,190,000
Non-current assets		49,817,000
Current liabilities		95,844,000
Long-term liabilities		82,920,000
Net identifiable assets acquired		(84,757,000)
Cash consideration, net of cash acquired	$ 60,343,000	1,007,297,000
Acquisition date fair value of contingent consideration		57,600,000
Total purchase consideration		1,064,897,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		714,775
Goodwill (note 12)	34,369,000	936,122,000
Redeemable non-controlling interest (note 18)		501,243
Actual from acquired entities, Revenues	41,029,000
Actual from acquired entities, Net earnings from continuing operations	5,027,000
Supplemental pro forma revenues (unaudited), Revenues	4,354,159,000	4,715,661,000
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	140,120,000	$ 217,556,000
Basalt Infrastructure Partners LLP [Member]
Current assets, excluding cash	15,372,000
Non-current assets	9,286,000
Current liabilities	6,653,000
Long-term liabilities	8,445,000
Net identifiable assets acquired	9,560,000
Cash consideration, net of cash acquired	60,343,000
Acquisition date fair value of contingent consideration	3,962,000
Total purchase consideration	64,305,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	44,567,000
Goodwill (note 12)	34,369,000
Redeemable non-controlling interest (note 18)	$ 24,191,000